UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company UK, LLP

Address:  Jackson House
          18 Seville Row
          London, W1S 3PW England

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:      Trafelet Services UK Limited, Managing Member
Name:    Remy Trafelet
Title:   Director
Phone:   (212) 201-7800

Signature, Place and Date of Signing:

/s/ Remy Trafelet               New York, New York           February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total: $163,473
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number         Name

1.    28-10829                     Trafelet & Company Advisors, LLC

                                                     FORM 13F INFORMATION TABLE

                                                     Trafelet & Company UK, LLP
                                                          December 31, 2005
COLUMN 1                           COLUMN  2   COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6       COL 7       COLUMN 8
---------------                --------------  ---------  ---------   ------------------  -----------      -----  ------------------
                                                            VALUE      SHRS OR  SH/ PUT/  INVESTMENT       OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP     (X$1000)    PRN AMT  PRN CALL  DISCRETION       MNGRS  SOLE  SHARED NONE
---------------                --------------  ---------  ---------   ------------------  -----------      -----  ------------------
ARACRUZ CELULOSE S A           SPON ADR PFD B  038496204    1,600       40,000  SH        SHARED-DEFINED    1            40,000
ATWOOD OCEANICS INC            COM             050095108   36,830      472,000  SH        SHARED-DEFINED    1           472,000
BLUEPHOENIX SOLUTIONS LTD      SHS             M20157109    2,325      569,830  SH        SHARED-DEFINED    1           569,830
CAMECO CORP                    COM             13321L108    1,585       25,000  SH        SHARED-DEFINED    1            25,000
CEMEX S A                      SPON ADR 5 ORD  151290889    1,780       30,000  SH        SHARED-DEFINED    1            30,000
CHESAPEAKE ENERGY CORP         COM             165167107    1,587       50,000  SH        SHARED-DEFINED    1            50,000
COMPASS MINERALS INTL INC      COM             20451N101      922       25,000  SH        SHARED-DEFINED    1            25,000
ENDURANCE SPECIALITY HLDGS LT  SHS             G30397106   40,747    1,136,600  SH        SHARED-DEFINED    1         1,136,600
EXXON MOBIL CORP               COM             30231G102    1,685       30,000  SH        SHARED-DEFINED    1            30,000
GTECH HLDGS CORP               COM             400518106    1,111       35,000  SH        SHARED-DEFINED    1            35,000
ICICI BK LTD                   ADR             45104G104   11,232      390,000  SH        SHARED-DEFINED    1           390,000
KLA-TENCOR CORP                COM             482480100    1,973       40,000  SH        SHARED-DEFINED    1            40,000
KULICKE & SOFFA INDS INC       COM             501242101    1,945      220,000  SH        SHARED-DEFINED    1           220,000
LAN AIRLINES S A               SPONSORED ADR   501723100    1,874       50,000  SH        SHARED-DEFINED    1            50,000
MICRON TECHNOLOGY INC          COM             595112103    1,331      100,000  SH        SHARED-DEFINED    1           100,000
MULTI FINELINE ELECTRONIX IN   COM             62541B101    2,168       45,000  SH        SHARED-DEFINED    1            45,000
NII HLDGS INC                  CL B            62913F201    1,310       30,000  SH        SHARED-DEFINED    1            30,000
ORCKIT COMMUNICATIONS LTD      SHS NEW         M75315206   15,722      644,888  SH        SHARED-DEFINED    1           644,888
PAN AMERICAN SILVER CORP       COM             697900108      942       50,000  SH        SHARED-DEFINED    1            50,000
PFIZER INC                     COM             717081103    1,283       55,000  SH        SHARED-DEFINED    1            55,000
TRANSOCEAN INC                 ORD             G90078109   30,664      440,000  SH        SHARED-DEFINED    1           440,000
URBAN OUTFITTERS INC           COM             917047102    1,266       50,000  SH        SHARED-DEFINED    1            50,000
WAL MART STORES INC            COM             931142103    1,591       34,000  SH        SHARED-DEFINED    1            34,000


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